Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with Generally Accepted Accounting Principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant items subject to such estimates include: revenue recognition; common stock and preferred stock warrant liabilities; preferred stock purchase right asset; clinical trial and contracts accruals; and stock-based compensation. The Company bases these estimates on historical and anticipated results, trends, and various other assumptions that management believes are reasonable under the circumstances, including assumptions as to future events. Actual results could differ from those estimates.

Concentrations of Credit Risk
Concentrations of Credit Risk
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents. The Company maintains deposits in federally insured financial institutions in excess of federally insured limits. The Company has not experienced any losses in such accounts and believes it is not exposed to significant risk on its cash.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all highly liquid investments with an original maturity from the date of purchase of three months or less to be cash equivalents. Cash and cash equivalents include cash in readily available checking and money market accounts.

Fair Value Measurements
Fair Value Measurements
The accounting guidance defines fair value, establishes a consistent framework for measuring fair value and expands disclosure for each major asset and liability category measured at fair value on either a recurring or non-recurring
basis. Fair value is defined as an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability. As a basis for considering such assumptions, the accounting guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:
Level 1: Observable inputs such as quoted prices in active markets.
Level 2: Inputs, other than the quoted prices in active markets that are observable either directly or indirectly.
Level 3: Unobservable inputs in which there is little or no market data, which require the reporting entity to develop its own assumptions.
The carrying amounts of the Company’s cash and cash equivalents, accounts payable and accrued liabilities approximate fair values for these financial instruments due to their short maturities. The Company’s preferred stock purchase right asset was recorded at fair value on a recurring basis until January 2019, which is when the right was exercised upon the second closing of the Series C convertible preferred stock financing. The Company’s common stock warrant liability was recorded at fair value on a recurring basis until January 2019, when the exercise price of the warrants became fixed upon the Company’s Series C convertible preferred stock issuance. No transfers between levels occurred during 2020 or 2019.
The table below presents the Company’s liabilities measured at fair value on a recurring basis carried on the balance sheet, aggregated by the level in the fair value hierarchy within which those measurements fall as of December 31, 2020. The Company had no assets measured at fair value on a recurring basis as of December 31, 2020.

		Fair Value Measurements Using
	December 31, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Preferred Stock Warrant Liability	$105,697	$—	$—	$105,697

Preferred stock purchase right asset
The estimated fair value of the preferred stock purchase right asset at issuance was determined using a valuation model that considered an assumed discount rate, the estimated time period the preferred stock right would be outstanding, the number of shares to be issued to satisfy the preferred stock purchase right, the stated sale price of the Series C convertible preferred stock, and any changes in the fair value of the underlying Series C convertible preferred stock. The assumptions used to determine the fair value of the preferred stock purchase right upon issuance in November 2018, as of December 31, 2018 and upon final remeasurement in January 2019 included an estimated probability of occurrence of the Series C Second Closing, an assumed discount rate, an estimated time period the preferred stock purchase right would be outstanding and the fair value of the underlying Series C convertible preferred stock. There were no significant changes to the underlying assumptions used to determine the increase in fair value of th
e
 preferred stock purchase asset as of the date of final remeasurement in January 2019, prior to its reclassification to Series C convertible preferred stock.

Preferred Stock Purchase Right Asset
Balance at December 31, 2018	$919,506
Increase in fair value of preferred stock purchase right	14,382
Reclassification of asset to convertible preferred stock upon settlement	(933,888)

Balance at December 31, 2019	$—

Preferred stock warrant liability
The assumptions used in the Black-Scholes option pricing model to determine the fair value of the preferred stock warrant liability were as follows:

December 31, 2020
Fair value per share of preferred stock	$0.51
Expected volatility	91%
Risk-free interest rate	0.93%
Expected dividend yield	0%
Expected term	9.5 years
The following table provides a reconciliation of the preferred stock warrant liability measured at fair value using Level 3 significant unobservable inputs:

Preferred stock warrant liability
Balance at December 31, 2019	$—
Issuance of preferred stock warrants	93,864
Change in fair value of preferred stock warrants	11,833

Balance at December 31, 2020	$105,697

Property and Equipment
Property and Equipment
Property and equipment, which consisted of office equipment were stated at cost and depreciated over the estimated useful lives of the assets (three to five years) using the straight-line method. Leasehold improvements are amortized over the shorter of their estimated useful lives or the lease term.

Leases
Leases
The Company adopted Accounting Standards Update (ASU) No.
2016-02,
Leases
(Topic 842) as of January 1, 2019. The Company classifies leases as either operating or finance leases at inception and as necessary at modification. Leased assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. The Company does not obtain and control its right to use the identified asset until the lease commencement date.

Operating leases are included in operating lease
right-of-use
(ROU) assets, and operating lease liabilities on the Company’s balance sheets. Operating lease ROU assets and liabilities are recognized at lease commencement date based on the present value of lease payments over the lease term. When readily determinable, the Company uses the rate implicit in the lease to discount lease payments; however, when the rate is not readily determinable, the Company uses the incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The incremental borrowing rate is the rate of interest that the Company would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term and in a similar economic environment. The operating lease ROU asset also includes any initial direct costs, lease payments made prior to lease commencement, and lease incentives received. Variable lease payments are expensed as incurred and are not included within the ROU asset and lease liability calculation. The Company’s lease terms are the noncancelable period and may include options to extend the lease when it is reasonably certain that it will exercise that option. Lease cost for lease payments is recognized on a straight-line basis over the lease term. The Company does not separate lease and non-lease
components.
The Company does not recognize ROU assets and lease liabilities for short-term leases, which have a lease term of twelve months or less and do not include an option to purchase the underlying asset that the Company is reasonably certain to exercise. Lease cost for short-term leases is recognized on a straight-line basis over the lease term.

Preferred Stock Warrant Liability
Preferred Stock Warrant Liability
The Company has issued freestanding warrants to purchase shares of its convertible preferred stock. Since the underlying convertible preferred stock is classified outside of permanent equity, these warrants are classified as liabilities in the accompanying balance sheets. Warrants classified as liabilities are recorded at their estimated fair value on the date of issuance and are revalued at each subsequent balance sheet date, with fair value changes recognized in other financing expense, net in the accompanying statements of operations and comprehensive loss. The Company estimates the fair value of these warrants using the Black-Scholes option pricing model.

Common Warrant Liability
Common Warrant Liability
The Company has issued freestanding warrants to purchase shares of its common stock. As a result of a provision that permitted an adjustment to the exercise price of the common warrants prior to the closing of the Series C preferred stock qualified financing, the common warrants were classified as liabilities. The common stock warrant liability was subject to remeasurement at each reporting date, with changes in fair value recognized in other financing expense, net, in the statements of operations and comprehensive loss. The common stock warrant liability was adjusted to fair value until the exercise price per share became fixed. In connection with the second closing of the Series C convertible preferred stock in January 2019, the exercise price of the common warrants became fixed and the warrants were reclassified to equity. The Company has no common stock warrant liability as of December 31, 2020 and 2019. There was no material adjustment to the fair value of the common stock warrant liability in the year ended December 31, 2019.

Long-Lived Assets
Long-Lived Assets
The Company regularly reviews the carrying value and estimated lives of all of its long-lived assets, including property and equipment, to determine whether indicators of impairment may exist which warrant adjustments to carrying values or estimated useful lives. The determinants used for this evaluation include management’s estimate of the asset’s ability to generate positive income from operations and positive cash flow in future periods, as well as the strategic significance of the assets to the Company’s business objective. Should an impairment exist, the impairment loss would be measured based on the excess of the carrying amount of the asset’s fair value. The long-lived assets of the Company were not material for the years ended December 31, 2020 and 2019.

Beneficial Conversion Features
Beneficial Conversion Features
A beneficial conversion feature is a
non-detachable
conversion feature that is “in the money” at the commitment date, which requires recognition of interest expense for underlying debt instruments and a deemed dividend for underlying equity instruments. A conversion option is “in the money” if the effective conversion price is lower than the commitment date fair value of the share into which it is convertible.

Revenue Recognition
Revenue Recognition
Revenue is recognized when control of the promised goods or services is transferred to the Company’s customers in an amount that reflects the consideration the Company expects to receive from its customers in exchange for those goods and services. This process involves identifying the contract with a customer, determining the performance obligations in the contract, determining the transaction price, allocating the contract price to the distinct performance obligations in the contract, and recognizing revenue when or as the Company satisfies the performance obligation(s).
At contract inception, the Company assesses the goods and services promised within each contract and assesses whether each promised good or service is distinct and determines that those are performance obligations. A performance obligation is considered distinct from other obligations in a contract when it provides a benefit to the customer either on its own or together with other resources that are readily available to the customer and is separately identified in the contract. The Company considers factors such as the research, manufacturing and commercialization capabilities of the collaboration partner and the availability of the associated expertise in the general marketplace. The Company considers a performance obligation satisfied once the Company has transferred control of a good or service to the customer, meaning the customer has the ability to use and obtain the benefit of the good or service. The Company recognizes revenue for satisfied performance obligations only when the Company determines there are no uncertainties regarding payment terms or transfer of control.

Collaborative Arrangements
The Company evaluates collaboration arrangements to determine whether units of account within the collaboration arrangement exhibit the characteristics of a vendor and customer relationship. For arrangements and units of account where a customer relationship exists, the Company applies the revenue recognition guidance. The Company enters into collaborative arrangements with partners that may include payment to the Company of one or more of the following: (i) license fees; (ii) payments related to the achievement of developmental, regulatory, or commercial milestones; and (iii) royalties on net sales of licensed products.
If a contract has multiple performance obligations, the Company allocates the transaction price to each distinct performance obligation in an amount that reflects the consideration the Company is entitled to receive in exchange for satisfying each distinct performance obligation. For each distinct performance obligation, revenue is recognized when (or as) the Company transfers control of the product or the service applicable to such performance obligation. The Company evaluates each performance obligation to determine if it can be satisfied at a point in time or over time. In addition, variable consideration must be evaluated to determine if it is constrained and, therefore, excluded from the transaction price.
License Fees
If a license to the Company’s intellectual property is determined to be distinct from the other performance obligations identified in the arrangement, the Company recognizes revenues from upfront fees allocated to the license when the license is transferred to the licensee and the licensee is able to use and benefit from the license.
Milestone Payments
At the inception of each arrangement that includes milestone payments (variable consideration), the Company evaluates whether the milestones are considered probable of being reached and estimates the amount to be included in the transaction price. If it is probable that a milestone event would occur at the inception of the arrangement, the associated milestone value is included in the transaction price. Milestone payments that are not within the Company’s control, such as regulatory approvals, are generally not considered probable of being achieved until those approvals are received. The transaction price is then allocated to each performance obligation on a relative stand-alone selling price basis, for which the Company recognizes revenue as or when the performance obligations under the contract are satisfied. At the end of each reporting period, the Company evaluates the probability of achievement of such milestones and any related constraint(s), and if necessary, may adjust the Company’s estimate of the overall transaction price. To date, the Company has not recognized any milestone revenue resulting from its collaborative arrangements.
Royalties
For arrangements that include sales-based royalties, including milestone payments based on the level of sales, the Company recognizes revenue when the related sales occur. To date, the Company has not recognized any royalty revenue resulting from its collaborative arrangements.

Clinical Trial and Contracts Accruals
Clinical Trial and Contracts Accruals
Clinical trial costs include payments to sites participating in clinical trials and to outside contract research organizations which assist in developing, monitoring and administering the clinical trials. Measurement of clinical trial expenses and the related accrual recorded in any given period requires judgment as invoices or other notification of actual costs may not exist as of the date of the financial statements, making it necessary to estimate the efforts completed to date and the related expense. The period over which services are performed, the level of services performed as of a given date, and the cost of such services are often subjective determinations. The Company’s principal vendors operate within terms of contracts which establish program costs and estimated timelines. The status of the Company’s programs is assessed in relation to the scope of work outlined in the contracts, and the related amount of expense is recognized accordingly. Estimates are adjusted to actual costs as they become known and subsequent changes to estimates have not historically resulted in a material change to the accruals.

Research and Development Expenses
Research and Development Expenses
Research and development costs are expensed as incurred. These costs consist primarily of salaries and other personnel-related expenses, including stock-based compensation; facility-related expenses; depreciation of facilities and equipment; and services performed by clinical research organizations, research institutions, and other outside service providers.
The Company recorded the estimated costs of research and development activities based upon the estimated amount of services provided but not yet invoiced and include these costs in accrued expenses in the balance sheet and within research and development expense in the statement of operations and comprehensive loss. As actual costs become known, the Company will adjust its accrued expenses and related research and development expenses.

Income Taxes
Income Taxes
Income taxes are accounted for under the asset and liability method. This approach requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of the differences between the tax basis of assets or liabilities and their carrying amounts in the financial statements using the enacted tax rates and laws that are anticipated to be in effect when the differences are expected to reverse. The Company provides a valuation allowance against net deferred tax assets if it is more likely than not that these items will either expire before the Company is able to realize their benefit or if future deductibility is uncertain.

In accordance with the accounting standards for uncertain tax positions, the Company evaluates the recognition threshold and measurement attribute criteria for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be more likely than not to be sustained upon examination by taxing authorities.

Segment Reporting
Segment Reporting
Operating segments are identified as components of an enterprise about which separate discrete financial information is used in making decisions regarding resource allocation and assessing performance. To date, the Company has viewed its operations and managed its business as one segment operating in the United States. All long-lived assets were located in the United States at December 31, 2020 and 2019.

Stock-Based Compensation
Stock-Based Compensation
Stock-based compensation expense for stock option grants under the Company’s equity plans is recorded at the estimated fair value of the award as of the grant date and is recognized as expense on a straight-line basis over the requisite service period of the stock-based award, and forfeitures are recognized as they occur. The estimation of fair value for stock-based compensation requires management to make estimates and judgments about, among other things, the fair value of the Company’s common stock, employee exercise behavior, and volatility of the Company’s common stock. The judgments directly affect the amount of compensation expense that will be recognized.

Net Loss Per Share
Net Loss Per Share
Basic loss per share is computed by dividing net loss by the weighted average number of common shares and warrants to purchase common stock outstanding during the period. Diluted loss per share is computed by dividing net loss by the weighted average number of common shares outstanding, plus the impact of common shares, if dilutive, resulting from the exercise of outstanding common stock equivalents.
The following table summarizes the Company’s net loss per share:

	Year Ended December 31,
	2020	2019
Numerator
Net loss – basic and diluted	$(19,017,267)	$(13,558,877)

Denominator
Weighted-average shares of common stock outstanding – basic and diluted	2,901,990	2,356,483

Net loss per share:
Basic and diluted	$(6.55)	$(5.75)

The following securities are excluded from the calculation of weighted average dilutive common shares because their inclusion would have been anti-dilutive.

	December 31,
	2020	2019
Convertible preferred stock	168,110,611	96,519,011
Stock options	10,079,143	14,132,152
Preferred stock warrants	206,440	—

Total	178,396,194	110,651,163

Recently Adopted Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In August 2018, the FASB issued ASU
No. 2018-13,
Fair Value Measurement (Topic 820): Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement
. The amendments in this ASU modify the disclosure requirements on fair value measurements in Topic 820, Fair Value Measurement. Various disclosure requirements have been removed, including the amount of and reasons for transfer between Level 1 and Level 2 of the reporting period. The ASU also modified various disclosure requirements and added some disclosure requirements for Level 3 fair value hierarchy, the policy for timing of transfers between levels, and the valuation processes for Level 3 fair value measurements held at the end of the reporting period. The ASU also modified various disclosure requirements and added some disclosure requirements for Level 3 fair value measurements. The additional disclosures on changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainly should be applied prospectively for only the most recent interim or annual period presented in the initial fiscal year of adoption. All other amendments should be applied retrospectively to all periods presented upon their effective date. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this ASU and delay adoption of the additional disclosures until their effective date. The Company adopted this ASU during the period ended September 30, 2020. The adoption of this ASU did not have a significant impact on the Company’s financial statements and related disclosures.

In December 2019, the FASB issued ASU No.
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
. The amendments in this ASU simplify the accounting for income taxes by removing certain exceptions to the general principals in Topic 740. The amendments also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. The Company early adopted this ASU during the fourth quarter of 2020. The adoption of this ASU did not have a material impact on the Company’s financial statements and related disclosures.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In June 2016, the FASB issued ASU
No. 2016-13,
Measurement of Credit Losses on Financial Instruments
, which will require a reporting entity to use a new forward-looking impairment model for most financial assets that generally will result in the earlier recognition of allowances for losses. For available-for-sale
debt securities with unrealized losses, credit losses will be recognized as allowances rather than as reductions in amortized cost. Entities will apply the guidance as a cumulative-effect adjustment to retained earnings as of the beginning of the first reporting period in which the guidance is adopted. In April 2019, the FASB issued ASU
2019-04,
Codification Improvements to Topic 326, Financial Instruments—Credit Losses, Topic 815,
Derivatives and Hedging, and Topic 825, Financial Instruments
, to increase stakeholders’ awareness of the amendments and to expedite improvements to the Codification. In May 2019, the FASB issued ASU
2019-05,
Financial Instruments—Credit Losses, Topic 326
, providing an option to irrevocably elect the fair value option for certain financial assets previously measured at amortized cost basis. These ASUs do not change the core principle of the guidance in ASU
2016-13.
Instead these amendments are intended to clarify and improve operability of certain topics. In November 2019, FASB issued ASU
2019-10,
Financial Instruments—Credit Losses (Topic 326), Derivatives and Hedging (Topic 815), and Leases (Topic 842): Effective Dates
and ASU
2019-11,
Codification Improvements to Topic 326, Financial Instruments—Credit Losses,
which defers the effective dates of the new credit losses standard for all entities except SEC filers that are not smaller reporting companies to fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The standard and other related subsequently issued ASUs will be effective for the Company for annual periods beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact that the adoption of the standard and other related subsequently issued ASUs will have on its financial statements and accompanying footnotes.
In August 2020, the FASB issued ASU
No. 2020-06,
Debt – Debt with Conversion and Other options (Subtopic
470-20)
and Derivative and
Hedging – Contracts in Entity’s Own Equity (Subtopic
815-40).
The amendments in this ASU reduce the number of accounting models for convertible debt instruments and convertible preferred stock, as well as, amend the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusions. In addition, this ASU improves and amends the related earnings per share guidance. The amendments in this ASU are effective for the Company on January 1, 2024, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. Adoption is either a modified retrospective method or a fully retrospective method of transition. The Company is currently evaluating the impact that the adoption of ASU
2020-06
will have on its financial statements and accompanying footnotes.